SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	$ 87	$ 102
Available-for-sale Securities, Gross unrealized/ unrecognized gains	47	57
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	134	159
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	4,079	6,423
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	72	114
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	0	3
Held-to-maturity Securities, Estimated fair value	4,151	6,534
Agency mortgage-backed:residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	79	94
Available-for-sale Securities, Gross unrealized/ unrecognized gains	2	2
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	81	96
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	2,048	2,821
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	70	112
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	0	2
Held-to-maturity Securities, Estimated fair value	2,118	2,931
FHLMC stock [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	8	8
Available-for-sale Securities, Gross unrealized/ unrecognized gains	45	55
Available-for-sale Securities, Gross unrealized/ unrecognized Losses	0	0
Available-for-sale Securities, Estimated fair value	53	63
Agency bonds [Member]
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	2,031	3,602
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	2	2
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	0	1
Held-to-maturity Securities, Estimated fair value	$ 2,033	$ 3,603